EQUITY CASH DISTRIBUTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Distribution Made to Limited Partner [Line Items]
Distributions declared	$ 13,030	$ 5,127	$ 25,245	$ 5,127
Cash Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared	12,852	5,084	24,878	5,084
General Partner [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared	151	0
Limited Partner Common Units, PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared	952	12	1,853	12
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared	5,878	2,542	11,438	2,542
Incentive Distribution Rights - PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared	151	0	181	0
Limited Partner Common Units, Public [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared	$ 6,049	$ 2,573	$ 11,773	$ 2,573